BUSINESS ACQUISITIONS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Companies acquired in 2022
Business combinations actual and pro forma results of operations
Revenues	₽ 543,321
Profit for the year	33,584
Revenue	4,707
(Loss)/profit for the year	₽ (489)
Companies acquired in 2021
Business combinations actual and pro forma results of operations
Revenues		₽ 537,867
Profit for the year		64,399
Revenue		5,341
(Loss)/profit for the year		₽ 25
Companies acquired in 2020
Business combinations actual and pro forma results of operations
Revenues			₽ 495,273
Profit for the year			62,079
Revenue			355
(Loss)/profit for the year			₽ 25